TAXES ON INCOME (TAX BENEFIT) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Activity [Line Items]
Current taxes	$ 783		$ 642		$ 709
Tax payment for previous years retained earnings	0	[1]	744	[1]	0	[1]
Deferred taxes	(831)		(2,310)		(540)
Income Tax Expense (Benefit)	$ (48)		$ (924)		$ 169

[1]	See Note 14.A above